Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Right-of-use assets and lease liabilities
Schedule of composition of the group right of use asset
	06.30.2026	06.30.2025
Offices, shopping malls and other rental properties	15,485	9,961
Convention center	5,044	5,911
Total Right-of-use assets	20,529	15,872
Non-current	20,529	15,872
Total	20,529	15,872

Schedule of changes in the groups rights of use asset
	06.30.2026	06.30.2025
Beginning of the year	15,872	19,878
Additions	7,454	10,346
Disposals	-	(12,254)
Depreciation charges	(2,797)	(2,098)
Total	20,529	15,872

Schedule of depreciation charge for rights of use asset
	06.30.2026	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	1,930	1,046	842
Convention center	867	1,052	1,104
Total depreciation of right-of-use assets (i)	2,797	2,098	1,946

Schedule of other charges to income related to rights of use asset
	June 30, 2026	June 30, 2025	June 30, 2024
Interest on lease liabilities	(665)	(912)	(1,955)
Results from short-term leases	(806)	(849)	(580)
Gain from lease modification	-	2,647	-

Schedule of Composition of the groups lease liabilities
	06.30.2026	06.30.2025
Offices, shopping malls and other rental properties	10,829	8,163
Convention center	2,613	3,084
Total lease liabilities	13,442	11,247
Non-current	8,076	4,364
Current	5,366	6,883
Total	13,442	11,247